Investment properties (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about investment property [abstract]
Disclosure of detailed information about investment property [text block]
Investment properties are measured at fair value through profit or loss. The gains and losses resulting from fair value adjustments are recognized in profit or loss. A summary is as follows:

Balance at January 1, 2017	-
Additions	5,119
Balance at December 31, 2017	5,119
Sale of investment properties	(1,270)
Net change in fair value	(3,849)
Balance at December 31, 2018	-

Disclosure Of Detailed Information About Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Text Block]
Unobservable inputs used in the fair value measurement

Type of asset	Fair value December 31, 2018	Measurement techniques	Significant unobservable inputs
Investment properties at FVPL	-	Discounted cash flows	- Existing leasing contracts - Investments made to operate - Current operating expenses - Weighted average cost of capital WACC